Note 4 - Loans and Related Allowance for Loan Losses (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Accounts, Notes, Loans and Financing Receivable [Table Text Block]
	2016	2015

Commercial and industrial	$60,630	$42,536
Real estate - construction	23,709	22,137
Real estate - mortgage:
Residential	270,830	232,478
Commercial	249,490	231,701
Consumer installment	4,481	4,858
	609,140	533,710
Less allowance for loan and lease losses	(6,598)	(6,385)

Net loans	$602,542	$527,325

Schedule Of Financing Receivable By Segment [Table Text Block]
			Real Estate- Mortgage
December 31, 2016	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,190	$913	$3,135	$7,187	$5	$12,430
Collectively evaluated for impairment	59,440	22,796	267,695	242,303	4,476	596,710
Total loans	$60,630	$23,709	$270,830	$249,490	$4,481	$609,140
			Real estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Loans:
Individually evaluated for impairment	$1,808	$1,787	$3,881	$6,199	$6	$13,681
Collectively evaluated for impairment	40,728	20,350	228,597	225,502	4,852	520,029
Total loans	$42,536	$22,137	$232,478	$231,701	$4,858	$533,710

Schedule of Credit Losses for Financing Receivables, Current [Table Text Block]
			Real Estate- Mortgage
December 31, 2016	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$90	$-	$251	$186	$-	$527
Collectively evaluated for impairment	358	172	2,567	2,949	25	6,071
Total ending allowance balance	$448	$172	$2,818	$3,135	$25	$6,598
			Real Estate- Mortgage
December 31, 2015	Commercial and industrial	Real estate- construction	Residential	Commercial	Consumer installment	Total
Allowance for loan and lease losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$388	$130	$276	$39	$-	$833
Collectively evaluated for impairment	479	146	2,863	2,039	25	5,552
Total ending allowance balance	$867	$276	$3,139	$2,078	$25	$6,385
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2015	$867	$276	$3,139	$2,078	$25	$6,385
Charge-offs	(237)	-	(414)	(70)	(22)	(743)
Recoveries	90	-	141	140	15	386
Provision	(272)	(104)	(48)	987	7	570
ALLL balance at December 31, 2016	$448	$172	$2,818	$3,135	$25	$6,598
	Commercial and industrial	Real estate- construction	Real estate- residential mortgage	Real estate- commercial mortgage	Consumer installment	Total
ALLL balance at December 31, 2014	$642	$868	$3,703	$1,576	$57	$6,846
Charge-offs	(280)	(385)	(425)	(92)	(15)	(1,197)
Recoveries	207	-	186	5	23	421
Provision	298	(207)	(325)	589	(40)	315
ALLL balance at December 31, 2015	$867	$276	$3,139	$2,078	$25	$6,385

Impaired Financing Receivables [Table Text Block]
December 31, 2016
Impaired Loans

	Recorded	Unpaid Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$319	$318	$-
Real estate - construction	913	909	-
Real estate - mortgage:
Residential	2,142	2,140	-
Commercial	2,031	2,027	-
Total	$5,405	$5,394	$-

With an allowance recorded:
Commercial and industrial	$871	868	$90
Real estate - construction	-	-	-
Real estate - mortgage:
Residential	993	991	251
Commercial	5,156	5,147	186
Consumer installment	5	5	-
Total	$7,025	$7,011	$527

Total:
Commercial and industrial	$1,190	$1,186	$90
Real estate - construction	913	909	-
Real estate - mortgage:
Residential	3,135	3,131	251
Commercial	7,187	7,174	186
Consumer installment	5	5	-
Total	$12,430	$12,405	$527
December 31, 2015
Impaired Loans

	Recorded	Unpaid Principal	Related
	Investment	Balance	Allowance
With no related allowance recorded:
Commercial and industrial	$1,027	$1,025	$-
Real estate - construction	1,657	1,651	-
Real estate - mortgage:
Residential	2,445	2,443	-
Commercial	2,337	2,335	-
Consumer installment	-	-	-
Total	$7,466	$7,454	$-

With an allowance recorded:
Commercial and industrial	$781	$781	$388
Real estate - construction	130	130	130
Real estate - mortgage:
Residential	1,436	1,436	276
Commercial	3,862	3,846	39
Consumer installment	6	6	-
Total	$6,215	$6,199	$833

Total:
Commercial and industrial	$1,808	$1,806	$388
Real estate - construction	1,787	1,781	130
Real estate - mortgage:
Residential	3,881	3,879	276
Commercial	6,199	6,181	39
Consumer installment	6	6	-
Total	$13,681	$13,653	$833

Schedule of Additional Information Related to Impaired Loans [Table Text Block]
	As of December 31, 2016		As of December 31, 2015		As of December 31, 2014

	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized

Commercial and industrial	$1,211	$35	$1,468	$100	$1,989	$85
Real estate - construction	1,281	62	2,407	115	3,631	154
Real estate - mortgage:
Residential	3,529	178	4,356	160	5,331	171
Commercial	7,384	553	5,203	350	5,998	229
Consumer installment	6	11	6	-	11	1
Total	$13,410	$839	$13,440	$725	$16,960	$640

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 2016
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	5	-	5	$610	$610
Residential real estate	4	-	4	166	166
Commercial real estate	1	-	1	311	311
	December 31, 2015
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Commercial and industrial	6	-	6	$434	$434
Real estate construction	1	-	1	181	181
Residential real estate	5	1	6	515	535
Commercial real estate	1	-	1	270	270
	December 31, 2014
	Number of Contracts			Pre-Modification	Post-Modification
	Term			Outstanding Recorded	Outstanding Recorded
Troubled Debt Restructurings	Modification	Other	Total	Investment	Investment
Residential real estate	3	-	3	$140	$140
Commercial real estate	1	-	1	48	48
Consumer	1	-	1	6	6

Financing Receivable Credit Quality Indicators [Table Text Block]
		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans
December 31, 2016

Commercial and industrial	$58,539	$663	$1,428	$-	$60,630
Real estate - construction	23,541	144	24	-	23,709
Real estate - mortgage:
Residential	264,481	428	5,921	-	270,830
Commercial	240,678	4,422	4,390	-	249,490
Consumer installment	4,467	-	14	-	4,481
Total	$591,706	$5,657	$11,777	$-	$609,140
		Special			Total
	Pass	Mention	Substandard	Doubtful	Loans
December 31, 2015

Commercial and industrial	$40,560	$242	$1,734	$-	$42,536
Real estate - construction	22,007	-	-	130	22,137
Real estate - mortgage:
Residential	225,945	728	5,805	-	232,478
Commercial	219,331	4,327	8,043	-	231,701
Consumer installment	4,854	-	4	-	4,858
Total	$512,697	$5,297	$15,586	$130	$533,710

Past Due Financing Receivables [Table Text Block]
		30-59 Days	60-89 Days	90 Days+	Total	Total
	Current	Past Due	Past Due	Past Due	Past Due	Loans
December 31, 2016

Commercial and industrial	$60,407	$17	$2	$204	$223	$60,630
Real estate - construction	23,709	-	-	-	-	23,709
Real estate - mortgage:
Residential	268,041	1,909	207	673	2,789	270,830
Commercial	249,081	92	-	317	409	249,490
Consumer installment	4,465	-	10	6	16	4,481
Total	$605,703	$2,018	$219	$1,200	$3,437	$609,140
		30-59 Days	60-89 Days	90 Days+	Total	Total
	Current	Past Due	Past Due	Past Due	Past Due	Loans
December 31, 2015

Commercial and industrial	$41,544	$225	$26	$741	$992	$42,536
Real estate - construction	22,137	-	-	-	-	22,137
Real estate - mortgage:
Residential	229,725	1,482	92	1,179	2,753	232,478
Commercial	230,903	189	-	609	798	231,701
Consumer installment	4,837	16	3	2	21	4,858
Total	$529,146	$1,912	$121	$2,531	$4,564	$533,710

Schedule of Financing Receivables, Non Accrual Status [Table Text Block]
		90+ Days Past
	Nonaccrual	Due and Accruing
December 31, 2016

Commercial and industrial	$454	$-
Real estate - construction	-	-
Real estate - mortgage:
Residential	4,034	-
Commercial	1,409	-
Consumer installment	6	-
Total	$5,903	$0
		90+ Days Past
	Nonaccrual	Due and Accruing
December 31, 2015

Commercial and industrial	$1,450	$-
Real estate - construction	130	-
Real estate - mortgage:
Residential	4,122	-
Commercial	1,842	-
Consumer installment	1	2
Total	$7,545	$2

Subsequently Defaulted [Member]
Notes Tables
Troubled Debt Restructurings on Financing Receivables [Table Text Block]
	December 31, 2016
	Number of	Recorded
Troubled Debt Restructurings subsequently defaulted	Contracts	Investment
Commercial and industrial	2	$7
Real estate construction	1	-
Residential real estate	4	278
Commercial real estate	1	119
	December 31, 2015
	Number of	Recorded
Troubled Debt Restructurings subsequently defaulted	Contracts	Investment
Commercial and industrial	2	$14
Real estate construction	1	130
	December 31, 2014
	Number of	Recorded
Troubled Debt Restructurings subsequently defaulted	Contracts	Investment
Residential real estate	1	$15